Statements of Income - Non-financial Services and Financial Services Businesses (Detail) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2013 USD ($)	Mar. 31, 2013 JPY (¥)	Mar. 31, 2012 JPY (¥)	Mar. 31, 2011 JPY (¥)	Mar. 31, 2013 Non Financial Services Businesses USD ($)	Mar. 31, 2013 Non Financial Services Businesses JPY (¥)	Mar. 31, 2012 Non Financial Services Businesses JPY (¥)	Mar. 31, 2011 Non Financial Services Businesses JPY (¥)	Mar. 31, 2013 Financial Services Businesses USD ($)	Mar. 31, 2013 Financial Services Businesses JPY (¥)	Mar. 31, 2012 Financial Services Businesses JPY (¥)	Mar. 31, 2011 Financial Services Businesses JPY (¥)
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Net revenues	$ 234,601	¥ 22,064,192	¥ 18,583,653	¥ 18,993,688	$ 222,686	¥ 20,943,634	¥ 17,534,872	¥ 17,826,986	$ 12,447	¥ 1,170,670	¥ 1,100,324	¥ 1,192,205
Eliminations	2	152	(44)	(2,281)
Costs and expenses
Cost of revenues					191,752	18,034,256	15,796,635	15,986,741	6,734	633,306	615,563	636,374
Selling, general and administrative	22,353	2,102,309	1,839,462	1,910,083	20,202	1,899,997	1,676,999	1,723,071	2,355	221,544	178,323	197,551
Total costs and expenses	220,556	20,743,304	18,228,026	18,525,409	211,954	19,934,253	17,473,634	17,709,812	9,089	854,850	793,886	833,925
Operating income	14,045	1,320,888	355,627	468,279	10,732	1,009,381	61,238	117,174	3,358	315,820	306,438	358,280
Other income (expense), net	880	82,761	77,246	95,011	849	79,837	69,935	88,840	(10)	(970)	(4,679)	1,349
Income before income taxes and equity in earnings of affiliated companies	14,925	1,403,649	432,873	563,290	11,581	1,089,218	131,173	206,014	3,348	314,850	301,759	359,629
Provision for income taxes	5,866	551,686	262,272	312,821	4,638	436,223	141,558	178,795	1,234	116,033	120,725	134,094
Equity in earnings of affiliated companies	2,461	231,519	197,701	215,016	2,446	230,078	196,544	214,229	15	1,441	1,157	787
Net income	11,520	1,083,482	368,302	465,485	9,389	883,073	186,159	241,448	2,129	200,258	182,191	226,322
Less: Net income attributable to noncontrolling interests	(1,290)	(121,319)	(84,743)	(57,302)	(1,269)	(119,359)	(82,181)	(54,055)	(21)	(1,961)	(2,566)	(3,251)
Net income attributable to Toyota Motor Corporation	$ 10,230	¥ 962,163	¥ 283,559	¥ 408,183	$ 8,120	¥ 763,714	¥ 103,978	¥ 187,393	$ 2,108	¥ 198,297	¥ 179,625	¥ 223,071